SHARE CAPITAL - Black-Scholes Option Valuation Model (Details)		1 Months Ended		12 Months Ended
	Aug. 03, 2023	Nov. 15, 2023	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Weighted Average Risk-free interest rate		4.57%	3.60%	3.84%	2.84%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Weighted Average Volatility factor		116.00%	100.00%	91.00%	74.00%
Weighted Average Expected life of the options		4 years 4 months 17 days	5 years	4 years 6 months 10 days	6 years 7 months 20 days
Black Scholes Valuation Model [Member]
Credit Derivatives [Line Items]
Weighted Average Risk-free interest rate	4.30%	4.54%
Dividend yield	0.00%	0.00%
Weighted Average Volatility factor	98.00%	113.00%
Weighted Average Expected life of the options	5 years	4 years 8 months 19 days